FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities at carrying and fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	€ 87,284
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	(50,670)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	3,308
Interest Expense Accrued	4,478
Amortized costs	1,099
Increase (decrease) through changes in fair values, liabilities arising from financing activities	3,128
Other	2,598
Liabilities arising from financing at the end of the period	152,565	€ 87,284
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	45,590
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	50,088
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	346
Amortized costs	449
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Other	3,703
Liabilities arising from financing at the end of the period	0	45,590
Convertible Bond
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	0
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	(120,807)
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	3,536
Amortized costs	650
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Other	(1,405)
Liabilities arising from financing at the end of the period	123,588	0
Other financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	35,117
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	18,136
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	0
Amortized costs	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	3,249
Other	300
Liabilities arising from financing at the end of the period	20,530	35,117
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	6,309
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	1,913	2,213
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	3,308
Interest Expense Accrued	596	663
Amortized costs	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0
Other	0
Liabilities arising from financing at the end of the period	8,300	6,309
Derivative financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	268
Changes in liabilities arising from financing activities [abstract]
Payments of lease liabilities	0
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities	0
Interest Expense Accrued	0
Amortized costs	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(121)
Other	0
Liabilities arising from financing at the end of the period	€ 147	€ 268